REDEEMABLE PREFERRED STOCKS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended				3 Months Ended	2 Months Ended	3 Months Ended	2 Months Ended				4 Months Ended		0 Months Ended
	May 31, 2009 Series B Preferred Stock [Member] Debt Offered to Haas Trusts and Paulson Co [Member]	May 31, 2009 Debt Offered to Haas Trusts and Paulson Co [Member]	May 31, 2009 Company common stock [Member]	May 31, 2009 Series B Preferred Stock [Member] Common Stock [Member]	Jun. 30, 2009 Haas Trusts [Member] Company common stock [Member]	May 31, 2009 Haas Trusts and Paulson [Member] Company common stock [Member]	Jun. 30, 2009 Series B Preferred Stock [Member] Cash Payment or Increase in Liquidation Preference [Member]	Jun. 07, 2009 Cash Payment or Increase in Liquidation Preference [Member] Series C Preferred Stock [Member]	Jun. 30, 2009 Series B Preferred Stock [Member] Cash Payment [Member]	Jun. 07, 2009 Cash Payment [Member] Series C Preferred Stock [Member]	Apr. 02, 2009 Series B Preferred Stock [Member] Haas Trusts [Member]	Apr. 02, 2009 Series B Preferred Stock [Member] Paulson and Co. [Member]	May 31, 2009 Public Offering [Member]	May 07, 2009 Series B Preferred Stock [Member]	Apr. 02, 2009 Series B Preferred Stock [Member]	Jun. 09, 2009 Series C Preferred Stock [Member]	May 26, 2009 Series C Preferred Stock [Member]	Apr. 02, 2009 Series C Preferred Stock [Member]
Preferred stock issued											$ 1,500	$ 1,000			$ 2,500			$ 500
Preferred shares issued											1.5	1.0			2.5
Stock Issued During Period, Shares, New Issues			150.0		31.0	83.3
Dividend rate							8.00%	8.00%	7.00%	7.00%						12.00%
Principal amount		$ 1,350											$ 6,000
Interest rate		8.55%
Percent of average of common stock volume-weighted average price used to determine conversion price																	95.00%
Stock repurchased and retired	1.3			1.2										1.3